Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Integrated Large Cap Growth Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Growth Fund
Class Name	Class A
Trading Symbol	ILGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 82	0.71%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Allocations
| Sector allocation within consumer staples, real estate and consumer discretionary were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Microsoft.
Allocations
| Sector allocation within health care, industrials and information technology were the top three detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Tesla, lululemon and YETI.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a),(b)	31.82	17.18	14.61
Class A (including sales charges) (a),(b)	24.21	15.81	13.94
Russell® 1000 Growth Index	30.75	19.08	16.03
Russell® 1000 Index	26.60	15.55	12.66
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 1000 Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 282,398,290
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,042,268
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 282,398,290
Total number of portfolio holdings	61
Management services fees (represents 0.75% of Fund average net assets)	$ 2,042,268
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.3%
Microsoft Corp.	7.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class C	4.3%
Broadcom, Inc.	3.8%
MasterCard, Inc., Class A	3.3%
Eli Lilly & Co.	3.0%
ServiceNow, Inc.	2.2%
Equity Sector Allocation

Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.3%
Microsoft Corp.	7.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class C	4.3%
Broadcom, Inc.	3.8%
MasterCard, Inc., Class A	3.3%
Eli Lilly & Co.	3.0%
ServiceNow, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022
Columbia Integrated Large Cap Growth Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	ILGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 61	0.53%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Allocations
| Sector allocation within consumer staples, real estate and consumer discretionary were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Microsoft.
Allocations
| Sector allocation within health care, industrials and information technology were the top three detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Tesla, lululemon and YETI.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a),(b)	32.11	17.43	14.88
Russell ® 1000 Growth Index	30.75	19.08	16.03
Russell ® 1000 Index	26.60	15.55	12.66
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 1000 Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 282,398,290
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,042,268
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 282,398,290
Total number of portfolio holdings	61
Management services fees (represents 0.75% of Fund average net assets)	$ 2,042,268
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.3%
Microsoft Corp.	7.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class C	4.3%
Broadcom, Inc.	3.8%
MasterCard, Inc., Class A	3.3%
Eli Lilly & Co.	3.0%
ServiceNow, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.3%
Microsoft Corp.	7.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class C	4.3%
Broadcom, Inc.	3.8%
MasterCard, Inc., Class A	3.3%
Eli Lilly & Co.	3.0%
ServiceNow, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022
Columbia Integrated Large Cap Growth Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	ILGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 60	0.52%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Allocations
| Sector allocation within consumer staples, real estate and consumer discretionary were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Microsoft.
Allocations
| Sector allocation within health care, industrials and information technology were the top three detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Tesla, lululemon and YETI.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b),(c)	32.08	17.42	14.87
Russell ® 1000 Growth Index	30.75	19.08	16.03
Russell ® 1000 Index	26.60	15.55	12.66
(a)
The returns shown for periods prior to January 26, 2022 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(c)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 1000 Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 282,398,290
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,042,268
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 282,398,290
Total number of portfolio holdings	61
Management services fees (represents 0.75% of Fund average net assets)	$ 2,042,268
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.3%
Microsoft Corp.	7.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class C	4.3%
Broadcom, Inc.	3.8%
MasterCard, Inc., Class A	3.3%
Eli Lilly & Co.	3.0%
ServiceNow, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.3%
Microsoft Corp.	7.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class C	4.3%
Broadcom, Inc.	3.8%
MasterCard, Inc., Class A	3.3%
Eli Lilly & Co.	3.0%
ServiceNow, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022
Columbia Integrated Large Cap Growth Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	ILGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 47	0.41%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Allocations
| Sector allocation within consumer staples, real estate and consumer discretionary were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Microsoft.
Allocations
| Sector allocation within health care, industrials and information technology were the top three detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Tesla, lululemon and YETI.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b),(c)	32.24	17.58	15.02
Russell® 1000 Growth Index	30.75	19.08	16.03
Russell® 1000 Index	26.60	15.55	12.66
(a)
The returns shown for periods prior to December 28, 2015 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(c)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell ® 1000 Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 282,398,290
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,042,268
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 282,398,290
Total number of portfolio holdings	61
Management services fees (represents 0.75% of Fund average net assets)	$ 2,042,268
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.3%
Microsoft Corp.	7.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class C	4.3%
Broadcom, Inc.	3.8%
MasterCard, Inc., Class A	3.3%
Eli Lilly & Co.	3.0%
ServiceNow, Inc.	2.2%

Equity Sector Allocation

Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.3%
Microsoft Corp.	7.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class C	4.3%
Broadcom, Inc.	3.8%
MasterCard, Inc., Class A	3.3%
Eli Lilly & Co.	3.0%
ServiceNow, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.

Accountant Change Date	Nov. 30, 2022